ARROW MANAGED FUTURES STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2025

Shares						Fair Value
	EXCHANGE-TRADED FUND — 19.7%
	MIXED ALLOCATION - 19.7%
405,877	Arrow Reserve Capital Management ETF(c)(d) (Cost $40,615,844)					$ 40,683,609

	PRIVATE INVESTMENT FUND — 40.0%
	FINANCIAL POOL - 40.0%
N/A	Galaxy Plus Fund LLC– Dunn Financials Feeder Fund(a)(g) (Cost $103,583,497)					82,941,935

	SHORT-TERM INVESTMENT — 19.2%
	MONEY MARKET FUND - 19.2%
39,642,632	First American Government Obligations Fund, Class X, 4.03%(b)(e) (Cost $39,642,632)					39,642,632

Contracts
	EQUITY OPTIONS PURCHASED - 21.1%	Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	CALL OPTIONS PURCHASED - 21.1%
26,875	Galaxy Plus Commodity Call Option(a)(e)(f)	Nomura	12/20/2025	$ 0.0001	$ 27,823,545	$ 43,556,067
	TOTAL CALL OPTIONS PURCHASED (Cost - $27,823,546)

	TOTAL EQUITY OPTIONS PURCHASED (Cost - $27,823,546)					43,556,067

	TOTAL INVESTMENTS - 100.0% (Cost $211,665,519)					$ 206,824,243
	LIABILITIES IN EXCESS OF OTHER ASSETS – (0.0)% (h)					(84,622)
	NET ASSETS - 100.0%					$ 206,739,621

ETF	- Exchange-Traded Fund
LLC	- Limited Liability Company
(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of October 31, 2025.
(c)	Affiliated Company - The Arrow Managed Futures Strategy Fund holds in excess of 5% of the outstanding voting securities of the Exchange-Traded Fund.
(d)	Affiliated Exchange-Traded Fund.
(e)	All or a portion of this investment is a holding of the Arrow MFT Fund Limited.
(f)	These securities provide exposure to daily returns of the reference asset that are not publicly available; the holdings of the Galaxy Plus Commodity Call option are shown on the subsequent pages.
(g)	Galaxy Plus Fund LLC – Dunn Financials Feeder Fund (589) LLC (the "Onshore Feeder") effectuates its trading strategy through the Galaxy Plus Fund – Dunn Financials Master Fund (589) LLC (the "Onshore Master Fund”). The strategy’s objective is to generate absolute returns through long or short positions in accordance with estimated strength or weakness of a particular market’s trending. Arrow Managed Futures Strategy Fund invests into the Feeder and the Feeder invests in the Master.
(h)	Percentage rounds to greater than (0.1)%.

ARROW MANAGED FUTURES STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
October 31, 2025

Additional Information — Galaxy Plus Commodity Call Option
The following table represents the top 50 positions based on the absolute notional values and related values within the commodity feeder option as of October 31, 2025.
Quantity	Description	Expiration	Notional Amount	Weight	Unrealized Appreciation/ (Depreciation)
13,119	CME Live Cattle	Dec-25	$1,254,573,169	10.95%	$(1,070,323)
2,579	CMX Gold	Dec-25	1,042,569,399	9.03%	2,636,203
(32,371)	Chicago SRW Wheat	Dec-25	822,676,990	7.16%	(1,006,312)
(46,376)	CSC Sugar	Mar-26	816,297,630	7.12%	3,804,635
(28,557)	CBT Bean Meal	Dec-25	803,202,874	6.97%	(3,179,052)
(17,556)	ICE US Cotton	Dec-25	566,092,047	4.98%	(12,510)
52,141	SGX Iron Ore 62%	Dec-25	544,190,140	4.74%	339,192
(19,777)	CBT Red Wheat	Dec-25	488,972,917	4.27%	(703,896)
2,011	CMX Silver	Dec-25	488,162,787	4.25%	727,188
5,246	NYM Platinum	Jan-26	428,224,127	3.73%	(378,481)
(4,520)	LME Nickel	Dec-25	413,175,803	3.61%	(59,437)
2,876	CMX Copper	Dec-25	363,691,419	3.21%	303,712
5,348	ICE LS GasOil	Dec-25	350,434,085	3.03%	(385,350)
2,237	ICE US Coffee	Dec-25	325,344,184	2.79%	1,176,148
3,049	Heating Oil	Dec-25	286,388,758	2.47%	(364,795)
6,867	CME Lean Hogs	Dec-25	233,214,135	2.02%	(1,083,308)
2,772	NYM RBOB Gas	Dec-25	211,879,396	1.83%	(508,708)
1,361	ICE US Coffee	Mar-26	193,292,297	1.76%	(387,700)
(8,220)	CBT Corn	Dec-25	173,509,603	1.53%	(223,274)
(3,143)	LME Aluminum	Dec-25	163,211,559	1.45%	(379,385)
2,090	CME Soybeans	Jan-26	160,283,513	1.41%	329,544
(5,485)	TTF Natural Gas	Nov-25	147,249,494	1.28%	68,647
141,035,436	U.S. Treasury Bill	Feb-26	139,479,707	1.23%	16,511
104,725,233	U.S. Treasury Bill	Jan-26	103,856,539	0.92%	13,020
78,590,306	U.S. Treasury Note	Nov-25	78,591,318	0.69%	(1,025)
(944)	ICE US Cocoa	Mar-26	58,205,156	0.53%	(148,397)
803	IPE Brent Crude	Dec-25	51,783,816	0.44%	(228,252)
48,628,671	U.S. Treasury Bill	Jan-26	48,169,111	0.42%	5,750
(1,022)	NYM Natural Gas	Dec-25	40,254,270	0.35%	(234,716)
36,390,736	U.S. Treasury Bill	Jan-26	36,072,035	0.31%	3,977
(1,129)	TTF Natural Gas	Dec-25	30,791,567	0.28%	96,161
3,346	ICE US Canola	Jan-26	30,351,975	0.28%	20,554
30,227,041	U.S. Treasury Note	Mar-26	30,317,124	0.27%	(403)
456	CME Crude	Dec-25	27,571,268	0.24%	(127,629)
25,488,639	U.S. Treasury Bill	Dec-25	25,344,107	0.22%	2,660
2,842	ICE US Canola	Nov-25	24,833,588	0.21%	30,200
(346)	ICE US Cocoa	Dec-25	20,728,380	0.18%	49,172
18,922,128	WEC Energy Group	Sep-26	19,160,244	0.17%	(1,330)
17,108,505	Duke Energy Corp	Sep-26	16,904,609	0.15%	(682)
437	CBT Bean Oil	Dec-25	15,292,578	0.14%	(42,958)
15,113,520	U.S. Treasury Note	Jan-26	15,125,057	0.13%	70
14,357,844	Reality Income Corp.	Nov-25	14,355,773	0.13%	(28)
13,974,805	Goldman Sachs Group Inc.	Jan-26	13,943,789	0.12%	(3,973)
13,889,854	Broadcom Inc.	Nov-25	13,838,714	0.12%	1,518
13,843,985	U.S. Treasury Bill	Nov-25	13,826,790	0.12%	575
13,269,671	Citigroup Inc.	Oct-26	13,163,249	0.12%	562
12,650,551	Tanger PPTYS Ltd.	Sep-26	12,511,241	0.11%	(797)
12,502,333	Southern Co.	Jul-26	12,491,286	0.11%	416
10,756,078	Allstate Corp.	Dec-25	10,693,758	0.09%	1,461
10,035,378	Lowes Cos Inc.	Mar-26	10,055,847	0.09%	(317)
243,010,624	Other Underlying Index Components		264,033,493	2.24%	(71,218)
					$(976,380)